John Hancock Institutional Funds-Class I
                Supplement to the Prospectus dated March 1, 2000

John Hancock Small Cap Growth Fund

On page 4, the "Portfolio Managers" section for the John Hancock Small Cap Growth Fund has been changed as follows:

         PORTFOLIO MANAGERS

         Bernice S. Behar, CFA

         Senior vice president of adviser
         Joined fund team in 1996
         Joined adviser in 1991
         Began business career in 1986

         Anurag Pandit, CFA

         Vice president of adviser
         Joined fund team in 1996
         Joined adviser in 1996
         Began business career in 1984


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